Revenues - Schedule of Breakdown of Revenues by Product Line (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,916,947	€ 1,946,647	€ 1,904,549
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,181,583	1,163,722	1,109,491
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	268,469	314,712	378,410
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	317,056	314,514	235,531
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	134,229	138,153	150,986
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 15,610	€ 15,546	€ 30,131